Other Operating Revenues and Other Operating Expenses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Other operating revenues	¥ 491,313	¥ 315,691	¥ 250,679
Other operating expenses	310,775	194,693	152,521
Vehicle Maintenance and Management Services
Other operating revenues	46,433	45,654	45,150
Other operating expenses	32,915	33,336	35,026
M & A Advisory Services, Financing Advice, Financial Restructuring Advisory Services and Related Services
Other operating revenues	58,892	42,556	37,513
Private Equity Investment
Other operating revenues	134,444	32,681
Other operating expenses	118,112	28,607
Environment and Energy Related Business
Other operating revenues	51,441	29,812	21,202
Facilities Management of Golf Courses
Other operating revenues	24,229	23,479	23,061
Other operating expenses	20,749	21,130	20,418
Facilities Management of Hotels and Japanese Inns
Other operating revenues	36,825	31,093	29,355
Other operating expenses	32,822	26,959	26,038
Other Segment
Other operating revenues	139,049	110,416	94,398
Other operating expenses	64,320	61,519	52,983
Energy Related Businesses
Other operating expenses	¥ 41,857	¥ 23,142	¥ 18,056